CONSOLIDATED BALANCE SHEETS	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 349,785,624	$ 54,888,997	¥ 439,492,788
Term deposits			172,257,360
Accounts receivable, net (net of allowance of nil as of December 31, 2020 and 2021, respectively)	12,878,562	2,020,927	5,588,023
Inventories	7,401,509	1,161,458	6,853,202
Prepayments and other current assets	99,777,088	15,657,202	58,629,416
Total current assets	469,842,783	73,728,584	682,820,789
Non-current assets
Investment securities			50,000
Property and equipment, net	11,186,159	1,755,352	11,445,548
Intangible assets, net	44,204,317	6,936,622	52,084,512
Goodwill	81,751,864	12,828,651	196,002,568
Other non-current assets	3,177,465	498,614	2,426,128
Total non-current assets	140,319,805	22,019,239	262,008,756
Total assets	610,162,588	95,747,823	944,829,545
Current liabilities
Accounts payable (including accounts payable of VIE without recourse to the Company of 6,817,776 and RMB11,444,579 as of December 31, 2020 and 2021, respectively)	28,507,188	4,473,400	20,372,680
Deferred revenue (including deferred revenue of VIE without recourse to the Company of RMB34,541,710 and RMB35,217,012 as of December 31, 2020 and 2021, respectively)	35,796,254	5,617,213	35,226,237
Income tax payable (including income tax payable of VIE without recourse to the Company of RMB291,441 and RMB1,460,149 as of December 31, 2020 and 2021, respectively)	5,047,173	792,012	2,122,765
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB49,315,134 and RMB27,246,274 as of December 31, 2020 and 2021, respectively)	82,962,351	13,018,602	118,958,796
Total current liabilities	152,312,966	23,901,227	176,680,478
Non-current liabilities
Deferred income tax liabilities (including deferred income tax liabilities of VIE without recourse to the Company of 10,954,883 and RMB9,603,096 as of December 31, 2020 and 2021, respectively)	9,603,096	1,506,935	10,954,883
Other non-current liabilities (including other non-current liabilities of VIE without recourse to the Company of nil and RMB2,300,000 as of December 31, 2020 and 2021, respectively)	2,300,000	360,920
Total non-current liabilities	11,903,096	1,867,855	10,954,883
Total liabilities	164,216,062	25,769,082	187,635,361
Commitments and contingencies (Note 20)
SHAREHOLDERS' EQUITY:
Additional paid-in capital	2,204,845,216	345,988,328	2,188,870,625
Accumulated other comprehensive loss	(125,113,629)	(19,633,059)	(107,514,737)
Accumulated deficit	(1,633,797,666)	(256,378,506)	(1,324,173,722)
Total shareholders' equity	445,946,526	69,978,741	757,194,184
Total liabilities and shareholders' equity	610,162,588	95,747,823	944,829,545
Class A
SHAREHOLDERS' EQUITY:
Ordinary Shares	9,487	1,489	8,572
Class B
SHAREHOLDERS' EQUITY:
Ordinary Shares	¥ 3,118	$ 489	¥ 3,446